Leases - Schedule of Operating Leases (Details)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 CNY (¥)
Schedule of Operating Leases [Abstract]
Operating lease ROU assets	¥ 847,331	$ 118,042	¥ 7,275,367
Operating lease liabilities - current	457,012	63,667	5,156,540
Operating lease liabilities - non-current			¥ 1,783,593
Weighted average remaining lease term	9 months 18 days	9 months 18 days	1 year 6 months
Weighted average discount rate	7.00%	7.00%	4.80%